Unaudited Condensed Consolidated Statements of Changes In Equity - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings
Balance value at Dec. 31, 2014	$ 490,793	$ 0	$ 15	$ 557,125	$ (66,347)
Balance, shares at Dec. 31, 2014		4,540	151,664,942
Conversion of preferred stock into puttable common stock, shares			400,000
Redemption of puttable common stock, shares			(25,000)
Conversion of preferred stock into common stock, shares			64,800
Conversion of preferred stock into common stock, shares		(162)
Stock- based compensation (see Note 14)	1,318			1,318
Dividend paid/declared (see Note 8)	(16,238)			(16,238)
Net income	46,396				46,396
Balance value at Jun. 30, 2015	522,269	$ 0	$ 15	542,205	(19,951)
Balance, shares at Jun. 30, 2015		4,378	152,104,742
Balance value at Dec. 31, 2014	490,793	$ 0	$ 15	557,125	(66,347)
Balance, shares at Dec. 31, 2014		4,540	151,664,942
Balance value at Dec. 31, 2015	540,871	$ 0	$ 15	540,856	0
Balance, shares at Dec. 31, 2015		4,000	149,782,990
Redemption of puttable common stock, shares			(200,000)
Conversion of preferred stock into common stock, shares			1,200,000
Conversion of preferred stock into common stock, shares		(3,000)
Stock- based compensation (see Note 14)	528			528
Dividend paid/declared (see Note 8)	(15,851)				(15,851)
Net income	35,954				35,954
Balance value at Jun. 30, 2016	$ 561,502	$ 0	$ 15	$ 541,384	$ 20,103
Balance, shares at Jun. 30, 2016		1,000	150,782,990